Boston Trust Walden Funds

One Beacon Street

Boston, MA 02108

Supplement dated October 7, 2021 to the

Statement of Additional Information (“SAI”) dated July 30, 2021

On August 25, 2021, the Board of Trustees of Boston Trust Walden Funds (the “Trust”) appointed Louis G. Hutt and Dina A. Tantra as independent trustees of the Trust. Accordingly, the “Management of the Trust” section of the SAI is supplemented as follows:

The fifth sentence under the heading “The Board of Trustees” on page 15 is replaced with the following:

The Board is currently composed of seven Trustees, five of whom are not an “interested person” of the Trust, as that term is defined in the 1940 Act (each an “Independent Trustee”).

The following is added to the table under the heading “Independent Trustees” on page 16:

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE FUNDS	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX** OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST FIVE YEARS
Louis G. Hutt, Jr. One Beacon Street Boston, MA 02108 Year of Birth: 1954	Trustee	Indefinite; Since August 2021	Chief Executive Officer, The Hutt Company, Certified Public Accountants, LLC, February 1982 to present; Chief Executive Officer, The Hutt Law Firm, January 1983 to present.	10	Brown Capital Management Mutual Fund, (2014 – Present); SFS Series Trust, (2020 – Present)

Dina A. Tantra One Beacon Street Boston, MA 02108 Year of Birth: 1969	Trustee	Indefinite; Since August 2021	Co-Chief Executive Officer, Global Rhino, LLC (consulting firm), October 2018 to present; Chief Strategy Officer, CCO Technology, LLC (consulting and technology firm), February 2019 to present; Executive Vice President, Ultimus Fund Solutions (fund administrator), August 2017-September 2018; Managing Director, Foreside Financial Services, LLC, July 2016-August 2017.	10	Thornburg Income Builder Opportunities Trust, October (2020 – Present); Advisers Investment Trust (2012 – 2017)

* Trustees and officers hold their positions until resignation or removal.

** The “Fund Complex” consists of Boston Trust Walden Funds.

The following is added after the third paragraph on page 17:

Louis G. Hutt, Jr. Mr. Hutt was appointed to the Board of Trustees in 2021. Mr. Hutt established The Hutt Company and The Hutt Law Firm over 25 years ago. Mr. Hutt is a certified public accountant and an attorney with extensive experience in financial accounting, auditing, law and business management. His practice concentrates on regulatory compliance, business compliance, business planning law, tax controversies and management advisory services.

Dina A. Tantra. Ms. Tantra was appointed to the Board of Trustees in 2021. Ms. Tantra has more than 25 years of financial services industry legal and compliance experience. Ms. Tantra’s experience includes leadership and management roles working with investment advisers, broker-dealers and financial products, with particular expertise in mutual fund distribution, servicing and governance. She has held various senior leadership positions in the legal, compliance and governance areas and has experience overseeing a staff of legal, finance and compliance experts.

The following replaces the table under the heading “Independent Trustees” on page 18:

NAME OF TRUSTEE	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEES IN FAMILY OF INVESTMENT COMPANIES*
Diane E. Armstrong	BTBFX—over $100,000	over $100,000

Louis G. Hutt, Jr.	None	None

Elizabeth E. McGeveran	BOSOX—$10,001-$50,000 WSBFX—$10,001-$50,000	$10,001-$50,000

Dina A. Tantra	None	None

Michael M. VanBuskirk	BTBFX—$50,001-$100,000 BTMFX—over $100,000 WASMX—over $100,000 WIEFX—$50,001-$100,000 BOSOX—over $100,000	over $100,000

*        “Family of Investment Companies” means Boston Trust Walden Funds.

Please retain this supplement with your SAI for future reference.

This Supplement, and the Prospectus, Summary Prospectus and SAI, each dated July 31, 2021, provide relevant information for all shareholders and should be retained for future reference. The Prospectuses and SAI have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-800-282-8782, extension 7050.

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